Schedule of Unaudited ProForma Net Revenues and Net income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Net revenue	$ 3,024	$ 5,300	$ 10,268	$ 8,802
Net loss	$ (1,280)	$ (1,539)	$ (21,436)	$ (40,558)